Bonds payable (Details) - USD ($) $ in Thousands		12 Months Ended
	Oct. 07, 2014	Dec. 31, 2018	Dec. 31, 2017	Dec. 31, 2016	Oct. 07, 2014
Bonds payable
Bonds payable as at the date of issue		$ 496,689	$ 494,909	$ 494,909
The movement of the corporate bonds
Beginning balance		496,689	494,909
Interest charged		47,169	31,144	27,992
Ending balance			496,689	494,909
Bonds payable
Bonds payable
Term of loan	5 years
Coupon interest rate					4.125%
Principal amount					$ 500,000
Discount of bonds payable					(5,185)
Transaction cost	$ (3,634)
Bonds payable as at the date of issue	491,181	496,689	494,909	493,207	$ 491,181
The movement of the corporate bonds
Beginning balance		496,689	494,909	493,207
Interest charged		22,487	22,405	22,327
Interest payable recognized		(20,625)	(20,625)	(20,625)
Ending balance	$ 491,181	$ 498,551	$ 496,689	$ 494,909